Note 6 - Operating Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments Reporting
Total Assets By Operating Segment
Total Assets by Operating Segments (Millions of euros)
	2017	2016 (1)	2015 (1)
Banking Activity in Spain	319,417	335,847	343,793
Non Core Real Estate	9,714	13,713	17,122
United States	80,493	88,902	86,454
Mexico	89,344	93,318	99,591
Turkey	78,694	84,866	89,003
South America	74,636	77,918	70,657
Rest of Eurasia	17,265	19,106	19,579
Subtotal Assets by Operating Segments	669,563	713,670	726,199
Corporate Center	20,496	18,186	23,656
Total Assets BBVA Group	690,059	731,856	749,855

  The figures corresponding to 2016 and 2015 have been restated in order to allow homogenous comparisons due to changes in the scope of operating segments.

Main Margins and Profits by Operating Segments
Main Margins and Profits by Operating Segments (Millions of euros)
			Operating Segments
		BBVA Group	Spain	Non Core Real Estate	United States	Mexico	Turkey	South America	Rest of Eurasia	Corporate Center	Adjustments (2)
2017	Notes
Net interest income		17,758	3,738	71	2,158	5,437	3,331	3,200	180	(357)	-
Gross income		25,270	6,180	(17)	2,919	7,080	4,115	4,451	468	73	-
Operating profit /(loss) before tax		6,931	1,866	(673)	784	2,948	2,147	1,691	177	(2,009)	-
Profit	55.2	3,519	1,381	(501)	511	2,162	826	861	125	(1,844)	-
2016 (1)
Net interest income		17,059	3,877	60	1,953	5,126	3,404	2,930	166	(455)	-
Gross income		24,653	6,416	(6)	2,706	6,766	4,257	4,054	491	(31)	-
Operating profit /(loss) before tax		6,392	1,268	(743)	612	2,678	1,906	1,552	203	(1,084)	-
Profit	55.2	3,475	905	(595)	459	1,980	599	771	151	(794)	-
2015 (1)
Net interest income		16,022	4,015	71	1,811	5,387	2,194	3,202	176	(432)	(404)
Gross income		23,362	6,803	(28)	2,631	7,081	2,434	4,477	465	(183)	(318)
Operating profit /(loss) before tax		4,603	1,540	(716)	685	2,772	853	1,814	103	(1,172)	(1,276)
Profit	55.2	2,642	1,080	(496)	517	2,094	371	905	70	(1,899)	-

  The figures corresponding to 2016 and 2015 have been restated (see Note 1.3).
  Since the third quarter of 2015, BBVA has consolidated Garanti (39.9% owned as of December 31, 2015). In prior periods, Garanti's revenues and costs are reflected in the segment information only in the proportion of BBVA´s ownership (25.01%). This column includes adjustments resulting from the accounting of the investment in Garanti group using the equity method (versus reflecting the revenues and costs of Garanti only in proportion of BBVA´s ownership Garanti as stated in the management information). This column also includes inter-segment adjustments (see Note 2).